Leases - Lease Cost (Details) $ in Thousands	9 Months Ended
Sep. 30, 2020 USD ($)
Leases [Abstract]
Operating lease cost	$ 13,424
Variable lease cost	2,898
Short-term lease cost	27
Total operating lease cost	16,349
Payments for rent	$ 12,857